UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 52.6%
Consumer Discretionary 3.3%
Comcast Cable Holdings LLC, 9.8%, 2/1/2012	1,540,000	1,540,000
Comcast Corp., 6.4%, 3/1/2040	1,150,000	1,463,684
DIRECTV Holdings LLC, 3.125%, 2/15/2016	800,000	823,378
News America, Inc., 6.15%, 3/1/2037	1,000,000	1,138,336
Royal Caribbean Cruises Ltd., 7.0%, 6/15/2013	2,000,000	2,110,000
Time Warner Cable, Inc., 7.5%, 4/1/2014	1,500,000	1,693,416
Time Warner Entertainment Co. LP, 8.875%, 10/1/2012	2,000,000	2,098,534
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	1,500,000	1,651,484

		12,518,832
Consumer Staples 1.3%
Altria Group, Inc., 10.2%, 2/6/2039	810,000	1,283,821
CVS Caremark Corp., 6.125%, 8/15/2016	3,000,000	3,503,823
Kroger Co., 6.2%, 6/15/2012	150,000	153,014

		4,940,658
Energy 6.8%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	880,000	1,040,868
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	1,500,000	1,561,779
Enbridge Energy Partners LP, 5.875%, 12/15/2016	985,000	1,137,825
Enterprise Products Operating LLC:
4.6%, 8/1/2012	700,000	713,279
Series M, 5.65%, 4/1/2013	830,000	874,739
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039	550,000	605,867
7.125%, 3/15/2012	900,000	906,219
Magellan Midstream Partners LP, 6.45%, 6/1/2014	3,587,000	3,963,811
Newfield Exploration Co., 5.75%, 1/30/2022	1,500,000	1,593,750
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,769,924
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014	5,000,000	5,260,600
Plains All American Pipeline LP:
4.25%, 9/1/2012	2,145,000	2,183,200
5.75%, 1/15/2020	2,950,000	3,384,172
TransCanada PipeLines Ltd., 6.1%, 6/1/2040	600,000	777,040

		25,773,073
Financials 33.7%
Anglo American Capital PLC, 144A, 2.15%, 9/27/2013	3,430,000	3,442,214
ASIF Global Financing XIX, 144A, 4.9%, 1/17/2013	5,000,000	5,069,470
Bank of America Corp., 5.75%, 12/1/2017	4,010,000	4,129,281
BB&T Corp, 4.75%, 10/1/2012	1,500,000	1,536,078
BHP Billiton Finance U.S.A Ltd., 1.125%, 11/21/2014	770,000	776,935
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	3,300,000	4,241,279
Citigroup, Inc.:
5.0%, 9/15/2014	1,900,000	1,953,863
5.375%, 8/9/2020	3,420,000	3,621,308
5.5%, 4/11/2013	6,180,000	6,413,493
6.125%, 11/21/2017	1,000,000	1,100,214
Credit Suisse New York:
5.0%, 5/15/2013	5,000,000	5,190,975
5.4%, 1/14/2020	3,000,000	3,033,885
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,244,307
Fleet Capital Trust II, 7.92%, 12/11/2026	2,000,000	1,940,000
Ford Motor Credit Co., LLC, 8.0%, 6/1/2014	3,000,000	3,299,718
General Electric Capital Corp.:
2.1%, 1/7/2014	5,000,000	5,090,385
Series A, 6.875%, 1/10/2039	1,640,000	2,035,657
HSBC Finance Corp.:
0.896% *, 9/14/2012	3,000,000	2,983,269
5.5%, 1/19/2016	3,700,000	3,958,578
HSBC Holdings PLC, 6.5%, 5/2/2036	440,000	470,216
JPMorgan Chase & Co.:
1.56% *, 9/1/2015	2,000,000	1,936,690
2.05%, 1/24/2014	3,000,000	3,039,906
5.125%, 9/15/2014	5,000,000	5,334,370
6.4%, 5/15/2038	1,670,000	1,941,944
MBNA Corp., 6.125%, 3/1/2013	3,639,000	3,761,401
MetLife, Inc., 6.4%, 12/15/2036	800,000	779,547
Metropolitan Life Global Funding I:
144A, 2.5%, 1/11/2013	4,000,000	4,052,500
144A, 5.125%, 4/10/2013	1,670,000	1,750,409
Morgan Stanley:
Series F, 5.625%, 9/23/2019	1,410,000	1,403,067
Series F, 6.0%, 4/28/2015	2,110,000	2,223,123
NiSource Finance Corp., 5.4%, 7/15/2014	3,000,000	3,282,747
Nordea Bank AB, 144A, 1.75%, 10/4/2013	5,000,000	4,962,075
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	3,071,655
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,991,390
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,215,454
6.2%, 1/15/2015	820,000	908,270
6.2%, 11/15/2040	200,000	222,273
Royal Bank of Canada, 2.3%, 7/20/2016	1,590,000	1,625,255
Svenska Handelsbanken AB, 144A, 4.875%, 6/10/2014	535,000	562,975
The Goldman Sachs Group, Inc.:
1.435% *, 2/7/2014	2,000,000	1,933,252
6.75%, 10/1/2037	1,370,000	1,356,647
Travelers Companies, Inc., 5.35%, 11/1/2040	330,000	383,219
U.S. Bank NA:
3.778%, 4/29/2020	5,290,000	5,479,213
6.3%, 2/4/2014	1,000,000	1,099,179
UBS AG of Stamford, 1.553% *, 1/28/2014	3,000,000	2,938,437
Wachovia Bank NA:
0.812% *, 11/3/2014	3,000,000	2,857,398
4.8%, 11/1/2014	3,000,000	3,188,460

		126,831,981
Health Care 0.4%
Express Scripts, Inc., 6.25%, 6/15/2014	1,480,000	1,622,156
Industrials 0.2%
CSX Corp., 5.3%, 2/15/2014	803,000	871,154
Materials 1.8%
Barrick Gold Corp., 2.9%, 5/30/2016	4,000,000	4,156,644
Dow Chemical Co., 8.55%, 5/15/2019	1,300,000	1,723,276
International Paper Co., 7.95%, 6/15/2018	560,000	698,875

		6,578,795
Telecommunication Services 3.4%
AT&T, Inc.:
4.95%, 1/15/2013	1,359,000	1,416,134
6.55%, 2/15/2039	2,400,000	3,027,926
6.7%, 11/15/2013	1,500,000	1,654,417
Frontier Communications Corp., 7.875%, 4/15/2015	2,500,000	2,581,250
Verizon Communications, Inc., 8.75%, 11/1/2018	2,890,000	4,008,601

		12,688,328
Utilities 1.7%
Consolidated Edison Co. of New York, 5.7%, 6/15/2040	850,000	1,075,085
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	2,015,095
Duke Energy Corp., 6.3%, 2/1/2014	1,285,000	1,418,641
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	1,500,000	1,854,173

		6,362,994

Total Corporate Bonds (Cost $193,475,473)		198,187,971
Mortgage-Backed Securities Pass-Throughs 44.9%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 1/1/2026 until 1/1/2027 (a)	7,200,000	7,501,246
3.5%, 5/1/2025 (a)	2,700,000	2,835,211
3.561% *, 5/1/2041	2,486,049	2,616,160
4.0%, with various maturities from 2/1/2040 until 10/1/2041 (a)	7,843,254	8,294,917
4.5%, with various maturities from 3/1/2026 until 3/1/2041 (a)	31,988,496	34,131,533
5.0%, with various maturities from 4/1/2030 until 9/1/2041 (a)	15,312,658	16,503,080
5.5%, with various maturities from 10/1/2023 until 5/1/2035 (a)	3,654,886	3,967,474
6.0%, 8/1/2035 (a)	2,200,000	2,413,125
Federal National Mortgage Association:
2.463% *, 8/1/2037	2,192,729	2,335,941
3.5%, with various maturities from 10/1/2025 until 4/1/2041 (a)	24,900,000	25,812,156
5.0%, with various maturities from 4/1/2019 until 11/1/2041 (a)	2,953,936	3,191,376
5.5%, with various maturities from 9/1/2019 until 4/1/2041 (a)	12,628,297	13,748,688
6.0%, with various maturities from 10/1/2022 until 9/1/2037	4,242,664	4,673,905
6.5%, with various maturities from 5/1/2023 until 4/1/2037 (a)	9,650,919	10,788,992
Government National Mortgage Association:
3.5%, with various maturities from 5/1/2041 until 8/1/2041 (a)	5,000,000	5,258,187
4.0%, 1/1/2041 (a)	2,800,000	3,014,813
4.5%, with various maturities from 4/1/2040 until 7/15/2040 (a)	6,745,682	7,353,173
4.661%, 1/20/2062	1,600,000	1,784,000
4.682%, 2/20/2062	1,800,000	1,969,664
4.684%, 1/20/2062	2,200,000	2,413,771
5.0%, 3/1/2039 (a)	3,900,000	4,301,883
5.5%, 2/1/2036 (a)	2,400,000	2,678,813
6.5%, with various maturities from 12/15/2023 until 4/20/2024	1,583,172	1,766,523

Total Mortgage-Backed Securities Pass-Throughs (Cost $166,694,650)		169,354,631
Asset-Backed 0.9%
Home Equity Loans
Argent Securities, Inc., "M2", Series 2003-W2, 3.201% *, 9/25/2033	495,261	492,072
First Franklin Mortgage Loan Asset Backed Certificates:
"A2", Series 2006-FF14, 0.336% *, 10/25/2036	965,722	950,713
"A3", Series 2004-FF10, 0.816% *, 9/25/2034	1,531,672	1,446,326
GSAMP Trust, "A4", Series 2005-WMC1, 0.656% *, 9/25/2035	591,700	576,483

Total Asset-Backed (Cost $3,518,917)		3,465,594
Collateralized Mortgage Obligations 3.2%
American Home Mortgage Investment Trust, "2A3", Series 2005-3, 2.418% *, 9/25/2035	945,265	883,595
Federal Home Loan Mortgage Corp.:
"FB", Series 3616, 0.99% *, 12/15/2039	697,224	703,278
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	2,191,807	136,297
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	1,273,383	56,819
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	1,300,708	88,902
"6", Series 233, Interest Only, 4.5%, 8/15/2035	1,970,614	187,856
"CI", Series 3922, Interest Only, 4.5%, 3/15/2041	3,677,225	763,034
Federal National Mortgage Association:
"PI", Series 2010-151, Interest Only, 4.0%, 5/25/2028	4,453,694	300,770
"7", Series 356, Interest Only, 5.0%, 2/1/2035	2,583,005	321,486
"8", Series 356, Interest Only, 5.0%, 2/1/2035	2,065,301	258,218
FREMF Mortgage Trust:
"B", Series 2011-K12, 144A, 4.495% *, 1/25/2046	1,060,000	938,258
"B", Series 2011-K702, 144A, 4.936% *, 4/25/2044	1,760,000	1,677,939
Government National Mortgage Association:
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	3,519,011	127,907
"BI", Series 2011-29, Interest Only, 4.5%, 5/16/2039	1,789,968	111,984
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	4,312,638	629,560
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.713% *, 10/7/2020	2,172,455	2,174,831
Structured Adjustable Rate Mortgage Loan Trust, "A3", Series 2005-6XS, 0.656% *, 3/25/2035	707,051	682,796
Vendee Mortgage Trust:
"DI", Series 2010-1, Interest Only, 0.369% *, 4/15/2040	39,999,412	854,471
"IO", Series 2011-1, Interest Only, 0.582% *, 9/15/2046	28,733,704	959,996

Total Collateralized Mortgage Obligations (Cost $13,553,147)		11,857,997
Government & Agency Obligations 10.7%
U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,262,757
U.S. Treasury Obligations 10.1%
U.S. Treasury Bonds:
3.125%, 11/15/2041	1,000,000	1,036,562
3.5%, 2/15/2039	3,800,000	4,248,282
3.875%, 8/15/2040 (b)	6,400,000	7,616,998
4.5%, 5/15/2038	1,800,000	2,361,094
U.S. Treasury Inflation-Indexed Bond, 1.75%, 1/15/2028	2,591,736	3,210,109
U.S. Treasury Notes:
2.125%, 8/15/2021 (b)	16,600,000	17,135,616
3.125%, 5/15/2021	2,000,000	2,247,500

		37,856,161

Total Government & Agency Obligations (Cost $39,051,937)		40,118,918
Municipal Bonds and Notes 3.7%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (c)	5,000,000	5,141,450
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (c)	750,000	927,135
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025, INS: NATL (c)	2,245,000	2,282,626
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032, INS: NATL (c)	925,000	842,324
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, 144A, Zero Coupon, 6/12/2013 (c)	1,500,000	1,422,840
Series C, 144A, Zero Coupon, 7/31/2013 (c)	3,500,000	3,302,495

Total Municipal Bonds and Notes (Cost $13,425,588)		13,918,870

Contracts		Value ($)

Call Options Purchased 0.1%
10-Year U.S. Treasury Note Future, Expiration Date 2/24/2012, Strike Price $132.0	110	87,656
10-Year U.S. Treasury Note Future, Expiration Date 2/24/2012, Strike Price $130.0	104	245,375

Total Call Options Purchased (Cost $296,071)		333,031

	Shares	Value ($)

Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 0.24% (d) (e) (Cost $16,889,840)	16,889,840	16,889,840
Cash Equivalents 4.4%
Central Cash Management Fund, 0.07% (d) (Cost $16,725,227)	16,725,227	16,725,227

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $463,630,850) †	125.0	470,852,079
Other Assets and Liabilities, Net	(25.0)	(94,032,621)

Net Assets	100.0	376,819,458

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

†
The cost for federal income tax purposes was $463,718,943.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $7,133,136.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,165,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,032,238.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $16,451,975, which is 4.4% of net assets.
(c)	Taxable issue.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NATL: National Public Finance Guarantee Corp.
NCUA: National Credit Union Administration
Included in the portfolio are investments in mortgage or asset-backed securities, which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10-Year U.S. Treasury Note	USD	3/21/2012	216	28,566,000	388,417
5-Year U.S. Treasury Note	USD	3/30/2012	89	11,040,172	96,268
Total unrealized appreciation					484,685

At January 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

2-Year U.S. Treasury Note	USD	3/30/2012	8	1,766,000	(2,625)
30-Year U.S. Treasury Bond	USD	3/21/2012	15	2,181,563	(2,380)
Total unrealized depreciation					(5,005)

Currency Abbreviations

USD	United States Dollar

At January 31, 2012, open written options contracts were as follows:

Written Options	Coupon Rate (%)	Contracts	Expiration Date	Strike Price ($)	Value ($) (f)
Call Options
10-Year U.S. Treasury Note Future (Premiums received $63,559)		200	3/23/2012	132.5	171,875
Put Options
10-Year U.S. Treasury Note Future		100	2/24/2012	127.5	1,562
10-Year U.S. Treasury Note Future		100	3/23/2012	127.5	10,938
Total Put Options (Premiums received $66,684)					12,500

Total Written Options (Premiums received $130,243)					184,375

(f)	Unrealized depreciation on written options at January 31, 2012 was $54,132.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$198,187,971	$—	$198,187,971
Mortgage-Backed Securities Pass-Throughs	—	169,354,631	—	169,354,631
Asset-Backed	—	3,465,594	—	3,465,594
Collateralized Mortgage Obligations	—	11,857,997	—	11,857,997
Government & Agency Obligations	—	40,118,918	—	40,118,918
Municipal Bonds and Notes	—	13,918,870	—	13,918,870
Short-Term Investments(g)	33,615,067	—	—	33,615,067
Derivatives(h)	817,716	—	—	817,716
Total	$34,432,783	$436,903,981	$—	$471,336,764
Liabilities
Derivatives(h)	$(189,380)	$—	$—	$(189,380)
Total	$(189,380)	$—	$—	$(189,380)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of open options purchased, unrealized appreciation (depreciation) on futures contracts and options written, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Interest Rate Contracts	$479,680	$(17,172)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012